Stockholders' Equity	12 Months Ended
Jun. 30, 2014
Notes to Financial Statements
Note 8 - Stockholders' Equity

Preferred Stock

On June 13, 2014, the Board of Directors designated 1,000,000 shares of Series E Preferred Stock, with a par value of $0.01. The Series E Preferred Stock ranks subordinate and junior to all of the Company’s common stock. No dividend shall be declared or paid on the Series E Preferred Stock. The holders of the Series E Preferred Stock shall have the right to consent or vote based on the number of votes equal to twice the number of votes of all outstanding shares of capital stock such that the holders of outstanding shares of Series E Preferred Stock shall always constitute sixty six and two thirds of the voting rights of the Corporation. In addition, the Board of Directors authorized the Company to issue 1,000,000 shares of Series E Preferred Stock to Landor Investment Corp. These shares were issued after year end.

There were 1,000,000 shares of preferred stock issued and outstanding as of October 13, 2014.